Intangible and tangible assets - Facilities and equipment under leases (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tangible assets
Assets under leases
Right-of-use assets	$ 7,868	$ 7,674	$ 7,424
Tangible assets | Gross value/Cost
Assets under leases
Right-of-use assets	16,398	14,735	13,144
Tangible assets | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(8,530)	(7,061)	(5,720)
Tangible assets | Exploration and Production activities
Assets under leases
Right-of-use assets	3,406	3,307	2,843
Tangible assets | Exploration and Production activities | Gross value/Cost
Assets under leases
Right-of-use assets	6,533	5,918	4,770
Tangible assets | Exploration and Production activities | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(3,127)	(2,611)	(1,927)
Tangible assets | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	4,462	4,367	4,581
Tangible assets | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	9,865	8,817	8,374
Tangible assets | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(5,403)	(4,450)	(3,793)
Land | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	693	730	968
Land | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,285	1,183	1,383
Land | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(592)	(453)	(415)
Machinery, plant and equipment (including transportation equipment) | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	2,666	2,611	2,516
Machinery, plant and equipment (including transportation equipment) | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	6,028	5,371	4,751
Machinery, plant and equipment (including transportation equipment) | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(3,362)	(2,760)	(2,235)
Buildings | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	701	662	718
Buildings | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,490	1,365	1,332
Buildings | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	(789)	(703)	(614)
Other | Other (excluding exploration and production activities)
Assets under leases
Right-of-use assets	402	364	379
Other | Other (excluding exploration and production activities) | Gross value/Cost
Assets under leases
Right-of-use assets	1,062	898	908
Other | Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Assets under leases
Right-of-use assets	$ (660)	$ (534)	$ (529)